SHARE CAPITAL (Details) - USD ($) shares in Thousands, $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share capital, shares outstanding	77,961	71,218	64,676
Number of common shares, value	$ 151,722	$ 136,554	$ 126,684